UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         August 11, 2003
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 74
                                        -------------------

Form 13F Information Table Value Total: $   203,305
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101      464     3597 SH       SOLE                     2879               718
AFLAC Inc.                     com              001055102     4207   136815 SH       SOLE                   118330             18485
Abbott Laboratories            com              002824100      682    15580 SH       SOLE                    15580
Amer Int'l Group               com              026874107     4868    88226 SH       SOLE                    74752             13474
American Express               com              025816109     4239   101386 SH       SOLE                    85511             15875
Amerisourcebergen Corp         com              03073E105     1912    27570 SH       SOLE                    23610              3960
Amgen                          com              031162100     3413    51754 SH       SOLE                    44749              7005
Automatic Data Proc            com              053015103     4279   126376 SH       SOLE                   109186             17190
BJ Services                    com              055482103     2261    60515 SH       SOLE                    52085              8430
Bank One Corp                  com              06423A103      701    18860 SH       SOLE                    18860
Baxter International           com              071813109     3725   143250 SH       SOLE                   122605             20745
BiSys Group Inc.               com              055472104     3657   199085 SH       SOLE                   171665             27420
Biomet Inc                     com              090613100     3566   124310 SH       SOLE                   107855             16455
Bristol-Myers Squibb           com              110122108     3033   111728 SH       SOLE                    97103             14625
Butler National Corp.          com              123720104       21   100000 SH       SOLE                   100000
CVS Corp.                      com              126650100     3692   131726 SH       SOLE                   112161             19565
Cinergy Corp                   com              172474108     3914   106400 SH       SOLE                    91025             15375
Cintas Corp.                   com              172908105     3344    94392 SH       SOLE                    79977             14415
Cisco Systems Inc              com              17275R102     4768   283959 SH       SOLE                   245191             38768
Citigroup                      com              172967101     3037    70961 SH       SOLE                    62017              8944
Coca-Cola                      com              191216100      389     8386 SH       SOLE                     8386
Comerica                       com              200340107      592    12735 SH       SOLE                     3470              9265
Compass Bancshares Inc         com              20449h109     1782    51305 SH       SOLE                    44075              7230
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     4006   109455 SH       SOLE                    92930             16525
Dell Inc.                      com              247025109     2829    88859 SH       SOLE                    76594             12265
Disney (Walt) Holding Co.      com              254687106     1798    91053 SH       SOLE                    76573             14480
Dow Chemical                   com              260543103     3337   107784 SH       SOLE                    90969             16815
Emerson Electric               com              291011104     4299    84121 SH       SOLE                    71777             12344
Exxon-Mobil Corp               com              30231G102     4614   128479 SH       SOLE                   113013             15466
Fifth Third Bancorp            com              316773100     1086    18913 SH       SOLE                    18438               475
Ford Motor Co                  com              345370100     3013   274169 SH       SOLE                   241827             32342
General Dynamics Corp.         com              369550108     2668    36805 SH       SOLE                    31695              5110
General Electric               com              369604103     7013   244542 SH       SOLE                   215644             28898
Glaxosmithkline PLC            com              37733W105      467    11523 SH       SOLE                    11523
Harley Davidson                com              412822108     1248    31317 SH       SOLE                    26627              4690
Health Management Assoc., Inc. com              421933102     1790    97005 SH       SOLE                    81775             15230
Home Depot                     com              437076102     3008    90820 SH       SOLE                    79345             11475
Int'l Bus. Machines            com              459200101     4138    50157 SH       SOLE                    43561              6596
Intel Corp                     com              458140100     4281   205724 SH       SOLE                   178993             26731
Johnson & Johnson              com              478160104     3567    68992 SH       SOLE                    59825              9167
Lilly (Eli)                    com              532457108      521     7557 SH       SOLE                     7257               300
Manpower Inc.                  com              56418H100     3566    96140 SH       SOLE                    81535             14605
McCormick & Company            com              579780206     1699    62470 SH       SOLE                    53240              9230
Medtronic Inc                  com              585055106     5474   114120 SH       SOLE                    96510             17610
Mellon Financial Corp.         com              58551A108      833    30000 SH       SOLE                    30000
Merck & Co                     com              589331107     3469    57293 SH       SOLE                    51163              6130
Microsoft                      com              594918104     6937   270554 SH       SOLE                   239226             31328
Mid Cap SPDR Tr Unit Ser 1     com              595635103     6523    74361 SH       SOLE                    61691             15410
Nisource Inc                   com              65473P105     3593   189090 SH       SOLE                   162015             27075
Outback Steakhouse             com              689899102     2189    56140 SH       SOLE                    47145              8995
Panera Bread Co. CL A          com              69840W108     1884    47090 SH       SOLE                    40155              6935
Pfizer, Inc                    com              717081103     4265   124886 SH       SOLE                   106901             17985
Pitney Bowes Inc.              com              724479100     4195   109225 SH       SOLE                    94140             15085
Procter & Gamble               com              742718109      457     5128 SH       SOLE                     5128
Qualcomm Inc                   com              747525103     1690    47019 SH       SOLE                    40079              6940
Royal Dutch Petrol             com              780257804      332     7128 SH       SOLE                     7128
S & P Depository Receipts      com              78462F103     6927    70956 SH       SOLE                    67496              8260
SBC Communications, Inc        com              78387G103     3594   140659 SH       SOLE                   119819             20840
SLM Corporation                com              78442p106     5213   133080 SH       SOLE                   114450             18630
Stryker Corp                   com              863667101     2346    33821 SH       SOLE                    31061              2760
Sysco Corp                     com              871829107     4391   146181 SH       SOLE                   125701             20480
Texas Instruments              com              882508104     2702   153519 SH       SOLE                   133654             19865
Travelers Prop Casualty Corp-C com              89420G109     1732   108962 SH       SOLE                    92426             16536
U S Bancorp - Del              com              902973304     1570    64068 SH       SOLE                    54808              9260
Vanguard Extended Market Viper com              922908652      586    10100 SH       SOLE                    10100
Vanguard Total Stock Market Vi com              922908769     2057    22250 SH       SOLE                    22250
Verizon Communications         com              077853109      257     6505 SH       SOLE                     6505
Vodafone Group PLC Adr         com              92857W100     1114    56700 SH       SOLE                    49405              7295
Vornado Realty Corp.           com              929042109     2408    55220 SH       SOLE                    47895              7325
Wal Mart Stores                com              931142103     2972    55376 SH       SOLE                    49026              6350
Willis Group Hldgs Ltd         com              g96655108     1395    45350 SH       SOLE                    38595              6755
Wyeth                          com              026609107      356     7810 SH       SOLE                     7810
Baxter Pfd                     Preferred        071813406      348     7100 SH       SOLE                     7100